Contingent Liabilities (Details) - GBP (£)	Jun. 30, 2024	Jun. 30, 2023
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	£ 0	£ 0
HMRC Enquiry
Disclosure of contingent liabilities [line items]
Research and development expense credit	£ 18,500,000	£ 18,500,000